MATERIAL ACCOUNTING POLICIES (Narrative) (Details)			1 Months Ended		10 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Dec. 20, 2024	Feb. 24, 2017	Dec. 31, 2023	Dec. 31, 2024	Mar. 24, 2024
Gibraltar Joint Venture [Member]
Disclosure Of Reporting Entity [Line Items]
Ownership interest in joint venture	87.50%	75.00%	100.00%	75.00%	75.00%	100.00%	87.50%